SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 - SUBSEQUENT EVENTS

A.	On March 7, 2025, Foresight, with its wholly owned subsidiary, Eye-Net, entered into securities purchase agreements with institutional and private investors for an investment in Eye-Net, based on an Eye-Net pre-money valuation of $45,000. The gross proceeds of the investment will be approximately $2,750, before deducting finders’ fees and other estimated offering expenses. The investment will be executed through the direct purchase of approximately 5.8% of Eye-Net’s ordinary shares. Eye-Net granted the investors certain antidilution protections in the event of a down round effectuated within a year of the closing of their investment, subject to a floor valuation of $30,000.

In addition, the Company agreed to issue warrants to purchase ADSs as follows: (i) Series A Warrants to purchase ADSs at an exercise price of $0.01 per ADS, exercisable until the later of June 30, 2025, or 90 days from the date on which a registration statement becomes effective, for a number of ADSs equal to the quotient of (A) the investment amount paid by each investor divided by (B) the lowest closing price of the ADSs on Nasdaq during the five trading days preceding the exercise date, but at a price no lower than $0.45; provided that in no event shall the aggregate number of ADSs issuable upon exercise of the Series A Warrants exceed 6,111,111 ADSs, and (ii) Series B Warrants to purchase ADSs at an exercise price per ADS equal to 125% of the most recent price of the ADSs on Nasdaq known at the closing of the transaction, or the Closing ADS Price, exercisable for a 24 month period following the closing, for a number of ADSs equal to 75% of the quotient of (A) the investment amount paid by each investor divided by (B) the Closing ADS Price.

The Series A Warrants and Series B Warrants will not be listed for trade; however, the Company agreed to file a resale registration statement to cover the resale of the ADSs issuable upon the exercise of the Series A Warrants and Series B Warrants by April 15, 2025.

The investment was completed on March 16, 2025.

B.	On February 21, 2025, the Company filed a prospectus supplement to supplement and amend the prior prospectus dated December 31, 2024, so that the Company could increase the maximum aggregate offering price of its ADSs that may be offered, issued, and sold under the June 2024 Sales Agreement up to $11,400. During 2025, under the June 2024 Sales Agreement, we raised a gross amount of $2,000 by selling 2,146,043 ADSs at an average price of $0.932 per ADS. After deducting issuance costs, we received a net amount of $1,936.